Shareholders' Equity (Summary Of Weighted-Average Assumptions) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Shareholders' Equity [Abstract]
Expected dividend yield
Expected stock price volatility	88.10%	101.60%
Risk-free interest rate	1.60%	1.80%
Expected term (in years)	5 years 4 months 24 days	5 years 6 months
Weighted-average grant date fair-value	$ 0.24	$ 0.34